Employee Benefit Plan	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Employee Benefit Plan [Abstract]
Employee Benefit Plan

(12)	Employee Benefit Plan
The Company sponsors a 401(k) defined contribution and profit-sharing plan (“401(k) Plan”) for its eligible employees. This 401(k) Plan provides for tax-deferred
salary deductions for all eligible employees. Employee contributions are voluntary. Employees may contribute the maximum amount allowed by law, as limited by the annual maximum amount as determined by the Internal Revenue Service. The Company may match employee contributions in amounts to be determined at the Company’s sole discretion. The Company made no contributions to the 401(k) Plan for the thirteen or thirty-nine weeks ended October 1, 2023 and for the three or nine months ended September 30, 2022.

(11)	Employee Benefit Plan
The Company sponsors a 401(k) defined contribution and profit-sharing plan (“401(k) Plan”) for its eligible employees. This 401(k) Plan provides for tax-deferred
salary deductions for all eligible employees. Employee contributions are voluntary. Employees may contribute the maximum amount allowed by law, as limited by the annual maximum amount as determined by the Internal Revenue Service. The Company may match employee contributions in amounts to be determined at the Company’s sole discretion. The Company made no contributions to the 401(k) Plan for the years ended December 31, 2022, 2021 and 2020.